Business Combination (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about business combination [Abstract]
Disclosure of business combinations
The details of business combinations that occurred for the year ended December 31, 2019 are as follows:

Company	Key operation activities	Date of merger	Transfer price
	In millions of won
Eumseong Natural Gas Power Co., Ltd.	Power generation	2019.12.23	225,758

Eumseong Natural Gas Power Co., Ltd. was established in August 2019 by spin-off from Dangjin Eco Power Co., Ltd., and obtained the license for LNG combined power generation under the 8th Basic Plan for Long-Term Electricity Supply and Demand. Korea East-West Power Co., Ltd., a subsidiary of the Company, acquired 100% of its interest in Eumseong Natural Gas Power Co., Ltd. for stable power supply and profit generation through diversification of power sources, and merged with Eumseong Natural Gas Power Co., Ltd. on December 23, 2019.

Details of the transfer price at fair value given by the acquirer of the business combination
Details of the transfer price at fair value given by the acquirer of the business combination for the year ended December 31, 2019 are as follows:

Type		Amounts
		In millions of won
Cash and cash equivalents	￦	156,700
Other trade payables		10,000
Fair value of the shares owned before the acquisition		59,058

	￦	225,758

The fair values of assets and liabilities acquired through the business combination at the acquisition date
The fair values of assets and liabilities acquired through the business combination at the acquisition date for the year ended December 31, 2019 are as follows:

Type		Amounts
		In millions of won
Fair value of the identifiable assets	￦
Current assets
Cash and cash equivalents		2,389
Trade and other receivables		55
Non-current assets
Property, plant and equipment		54
Intangible assets		172,434
Other assets		60
Fair value of the identifiable liabilities
Current liabilities
Borrowings		(2,900)
Non-current liabilities
Deferred tax liabilities		(41,729)

	￦	130,363

Details of goodwill resulting from the business combination
Details of goodwill resulting from the business combination for the year ended December 31, 2019 are as follows:

Type		Amounts
		In millions of won
Fair value of transfer price	￦	225,758
Less : Fair value of the identifiable net assets		(130,363)

	￦	95,395

Net cash outflows from the business combination
Net cash outflows from the business combination for the year ended December 31, 2019 are as follows:

Type		Amounts
		In millions of won
Cash paid for the acquisition	￦	156,700
Less : Cash and cash equivalents received		(2,389)

	￦	154,311